Priorities on Termination of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Priorities on Termination of the Plan	PRIORITIES ON TERMINATION OF THE PLAN
Although it has not expressed any intent to do so, the Company reserves the right, by action of its Board of Directors, to amend, modify, suspend or terminate the Plan. No such action would allow funds held in trust by the Trustee or the income thereon to be used for purposes other than for the exclusive benefit of participants or their beneficiaries. In the event of Plan termination, participants would become 100% vested in their accounts.